Timeshare Financing Receivables - Schedule of Past Due Financing Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 1,133	$ 1,095	$ 1,036
Financing receivable, past due	1,193	1,145	1,082
31 - 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	13	12	13
91 - 120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	4	5	5
121 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	43	33	28
Securitized and Pledged
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	498	248	359
Financing receivable, past due	506	253	367
Securitized and Pledged | 31 - 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	5	3	5
Securitized and Pledged | 91 - 120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	2	1	2
Securitized and Pledged | 121 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	1	1	1
Unsecuritized
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	635	847	677
Financing receivable, past due	687	892	715
Unsecuritized | 31 - 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	8	9	8
Unsecuritized | 91 - 120 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	2	4	3
Unsecuritized | 121 days and greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivable, past due	$ 42	$ 32	$ 27